Consolidated Statements of Member's Deficit - USD ($)		12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Beginning balance		$ (556,432)	$ (289,877)
Net loss		(1,121,160)	(266,555)
Member's equity contribution	$ 1,535,000	1,535,000
Ending balance		$ (142,592)	$ (556,432)